Accounts Receivable and Contract Assets - Schedule of Contract with Customer Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Contract with Customer, Asset and Liability [Line Items]
Contract with customer, asset, Net	¥ 20,555	$ 2,952	¥ 112,103
Investment Advisory, Management and Administrative Service [Member]
Contract with Customer, Asset and Liability [Line Items]
Contract with customer, asset, Net	¥ 20,555		110,321
Contract Acquisition Cost [Member]
Contract with Customer, Asset and Liability [Line Items]
Contract with customer, asset, Net			¥ 1,782